LONG-TERM INVESTMENTS - Components of long-term investments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
LONG-TERM INVESTMENTS
Share of equity loss	$ 79,307	$ 48,047
Equity investment without readily determinable fair value measured at measurement alternative	2,609,331		$ 2,560,822
Equity investment accounted for using the equity method	4,011,647		4,015,866
long-term investments	$ 6,620,978		$ 6,576,688